CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Short-term loan	$ 3,000
Accounts receivable, allowance for doubtful accounts	12,392	7,221
Accounts payable	94,933	81,157
Accrued expenses and other current liabilities	11,498	10,883
Deferred revenue	13,523	17,380
Income tax payable	1,522	1,667
Amount due to related parties	790
Other non-current liabilities	1,257
Non-current deferred tax liability	202	361
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	127,662,057	127,662,057
Common stock, shares outstanding	119,942,413	119,134,135
Treasury stock, shares	7,719,644	8,527,922
The consolidated variable interest entities without recourse to Air Media Group Inc. [Member]
Short-term loan
Accounts payable	88,430	75,182
Accrued expenses and other current liabilities	9,629	8,016
Deferred revenue	13,517	17,374
Income tax payable	963	455
Amount due to related parties	790
Other non-current liabilities	1,257
Non-current deferred tax liability	$ 202	$ 361